GOING CONCERN UNCERTAINTY - Cash (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GOING CONCERN UNCERTAINTY
Cash utilized in operating activities	$ 5,347,744	$ 8,819,756	$ 11,868,537	$ 15,186,411
Cash	$ 3,324,279	$ 11,553,615	$ 8,889,616	$ 17,282,325	$ 11,851,639